PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Municipal Cash Series II, which covers the six-month period ended November 30, 1995. The Report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, Municipal Cash Series II helped its shareholders earn a total of $0.02 in tax-free dividends per share on their ready cash. In addition to tax-free income, the fund also offers the important advantages of daily liquidity and stability of principal.* By the end of the period, shareholders had invested a total of $69.3 million in the fund's diversified portfolio of tax-free securities issued by municipalities nationwide.

Thank you for choosing Municipal Cash Series II as a convenient way to put your cash to work pursuing tax-free income. Please contact your investment representative if you have any questions about the fund.

Sincerely,

LOGO
Richard B. Fisher
President
January 15, 1996

* Income may be subject to the federal alternative minimum tax and state and local taxes. Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. Investments in mutual funds are neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Municipal Cash Series II invests in high quality, short-term tax-exempt debt securities and seeks to maintain a constant net asset value of $1.00. For the six-month period ended November 30, 1995, the fund paid shareholders a net annualized return of 1.65%. This is equivalent to a taxable money market fund return of 2.73% for an investor in the highest federal tax bracket of 39.6%. The seven-day net yield for the six-month period ended November 30, 1995, was 3.29%*.

During the reporting period there was a change in the course of monetary policy by the Federal Reserve Board ("the Fed"). On July 6, 1995 the Fed lowered the Federal funds target rate, a practice known as "easing", by 25 basis points from 6.00% to 5.75%. This easing came on the heels of seven consecutive tightenings from February, 1994 to February, 1995, which brought the Federal funds target rate from 3.0% to 6.0%. In easing, the Fed cited receding inflationary pressures as the reason for the cut, although weak economic growth in the first and second quarters were also thought to have an influence. The Fed then held monetary policy steady until shortly after the end of the reporting period at its Open Market Committee Meeting. At the December 19, 1995 meeting, the Fed voted to ease monetary policy slightly by reducing the Federal funds target rate an additional 25 basis points to 5.50%. The Fed again cited a better-than-expected outlook for inflation as the driving force behind the move.

As a result of both anticipation that the Fed would lower interest rates and a gradually eroding economic outlook, money market rates declined from May, 1995 through the end of November, 1995. Municipal money market rates were also affected by seasonal supply and demand imbalances throughout the reporting period. The yield on one-year Treasury bills declined from 5.92% in May, 1995 to a period low of 5.40% in November, 1995. Short-term municipal note rates declined as well, but to a lesser degree. Yield levels on the Bond Buyer Index, a proxy for one-year municipal notes offered in the marketplace, declined from 3.85% in May, 1995 to 3.60% in November, 1995.**

Over the reporting period, the market was also influenced by the ongoing budget negotiations in Washington. The Treasury auction schedule was disrupted in late October and early November as the debt ceiling was temporarily reached. Currently, the Federal government is experiencing its second partial shutdown since the negotiations began, as Congress and the White House appear to have reached an impasse. Nevertheless, expectations of a positive outcome toward credible deficit reduction resulting from the talks have been priced into the market.

In this interest rate environment, the fund has been managed with a 50 to 55 day average maturity target range, a moderately bullish stance in anticipation of further eases by the Fed. Looking ahead to the first half of 1996, it seems likely that the Fed will seek additional cuts in the Federal funds target rate if the economic data remain soft and inflation is restrained. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term municipal market.

 * Performance quoted represents past performance and is not indicative of future results. Yield will vary.

** The Bond Buyer Index measures municipal bond yields.


MUNICIPAL CASH SERIES II
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------     ----------------------------------------------------------   -------    -----------
SHORT-TERM MUNICIPALS--100.7%
-------------------------------------------------------------------------
               ALABAMA--1.7%
               ----------------------------------------------------------
$  895,000     Abbeville, AL, IDB Monthly VRDNs (Great Southern Wood
               Preserving Co.)/(SouthTrust Bank of Alabama, Birmingham
               LOC)                                                          P-1       $   895,000
               ----------------------------------------------------------
   305,000     Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell
               Manufacturing)/(SouthTrust Bank of Alabama, Birmingham
               LOC)                                                          P-1           305,000
               ----------------------------------------------------------              -----------
               Total                                                                     1,200,000
               ----------------------------------------------------------              -----------
               ARKANSAS--5.1%
               ----------------------------------------------------------
 3,500,000     Hope, AR, Solid Waste Disposal Revenue Bonds (Series
               1994), 4.05% CP (Temple-Inland Forest Products Corporation
               Project)/(Temple-Inland, Inc. GTD), Mandatory Tender
               12/14/1995                                                    A-1         3,500,000
               ----------------------------------------------------------              -----------
               CALIFORNIA--4.8%
               ----------------------------------------------------------
 2,300,000     Riverside County, CA IDA Weekly VRDNs (Golden West
               Homes)/(Wells Fargo Bank, N.A. LOC)                           P-1         2,300,000
               ----------------------------------------------------------
 1,000,000     Sacramento County, CA HDA, (1992 Issue A) Weekly VRDNs
               (Shadowwood Apartments)/(General Electric Capital Corp.
               LOC)                                                          P-1         1,000,000
               ----------------------------------------------------------              -----------
               Total                                                                     3,300,000
               ----------------------------------------------------------              -----------
               GEORGIA--5.8%
               ----------------------------------------------------------
 4,000,000     Municipal Electric Authority of Georgia, (Series 1994E),
               4.15% CP, Mandatory Tender 12/11/1995                         A-1         4,000,000
               ----------------------------------------------------------              -----------
               ILLINOIS--7.2%
               ----------------------------------------------------------
 1,000,000     Chicago, IL, Gas Supply Revenue Bonds (1993 Series B),
               3.85% TOBs (Peoples Gas Light & Coke Company), Optional
               Tender 12/1/1996                                             VMIG1        1,000,000
               ----------------------------------------------------------



MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------     ----------------------------------------------------------   -------    -----------
SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------
               ILLINOIS--CONTINUED
               ----------------------------------------------------------
$1,000,000     Chicago, IL, Gas Supply Revenue Bonds (1993 Series B),
               4.95% TOBs (Peoples Gas Light & Coke Company), Optional
               Tender 12/1/1995                                             VMIG1      $ 1,000,000
               ----------------------------------------------------------
 2,030,000     Illinois Development Finance Authority Weekly VRDNs
               (Olympic Steel, Inc.)/(National City Bank, Cleveland, OH
               LOC)                                                          P-1         2,030,000
               ----------------------------------------------------------
 1,000,000     Keeneyville, IL School District Number 20, (Series 1995A),
               4.30% TANs, 12/1/1996                                        NR(3)        1,000,000
               ----------------------------------------------------------              -----------
               Total                                                                     5,030,000
               ----------------------------------------------------------              -----------
               INDIANA--7.4%
               ----------------------------------------------------------
 2,905,000     Avilla, IN Weekly VRDNs (Group Dekko International)/(Bank
               One, Indianapolis, IN LOC)                                    P-1         2,905,000
               ----------------------------------------------------------
   825,000     Avilla, IN, IDR Weekly VRDNs (Group Dekko
               International)/(Bank One, Indianapolis, IN LOC)               P-1           825,000
               ----------------------------------------------------------
 1,415,000     Indiana Development Finance Authority, Adjustable Rate
               Economic Development Revenue Refunding Bonds Weekly VRDNs
               (T.M. Morris Manufacturing Co., Inc. Project)/(Bank One,
               Indianapolis, IN LOC)                                         P-1         1,415,000
               ----------------------------------------------------------              -----------
               Total                                                                     5,145,000
               ----------------------------------------------------------              -----------
               KENTUCKY--3.9%
               ----------------------------------------------------------
   700,000     Kentucky Pollution Abatement & Water Resource Finance
               Authority Daily VRDNs (Toyota Motor Credit Corp.)             A-1+          700,000
               ----------------------------------------------------------
 2,000,000     Scottsville, KY, 4.15% TOBs (Sumitomo Electric Wiring
               Systems)/(Sumitomo Bank Ltd., Osaka LOC), Optional Tender
               5/1/1996                                                      A-1         2,000,000
               ----------------------------------------------------------              -----------
               Total                                                                     2,700,000
               ----------------------------------------------------------              -----------
               MARYLAND--5.6%
               ----------------------------------------------------------
 2,000,000     Anne Arundel County, MD, EDRB (Series 1988), 3.85% CP
               (Baltimore Gas & Electric Co.), Mandatory Tender 2/12/1996    A-1         2,000,000
               ----------------------------------------------------------



MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------     ----------------------------------------------------------   -------    -----------
SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------
               MARYLAND--CONTINUED
               ----------------------------------------------------------
$1,900,000     Maryland State Energy Financing Administration, Annual
               Tender Solid Waste Disposal Revenue Refunding Bonds, 4.30%
               TOBs (Nevamar Corp.)/(International Paper Co. GTD),
               Optional Tender 9/1/1996                                      A-2       $ 1,900,000
               ----------------------------------------------------------              -----------
               Total                                                                     3,900,000
               ----------------------------------------------------------              -----------
               NEVADA--3.6%
               ----------------------------------------------------------
 2,500,000     Director of the State of Nevada Weekly VRDNs (Smithey-
               Oasis Co.)/(Mellon Bank NA, Pittsburgh LOC)                   P-1         2,500,000
               ----------------------------------------------------------              -----------
               NEW HAMPSHIRE--14.3%
               ----------------------------------------------------------
 1,485,000     Dover, NH, 4.40% BANs, 7/26/1996                             NR(3)        1,487,777
               ----------------------------------------------------------
 1,200,000     New Hampshire Business Finance Authority, PCR Bonds
               (Series A), 3.90% CP (New England Power Co.), Mandatory
               Tender 2/27/1996                                              A-1         1,200,000
               ----------------------------------------------------------
 3,000,000     New Hampshire Business Finance Authority, PCR Bonds
               (Series A), 4.00% CP (New England Power Co.), Mandatory
               Tender 2/13/1996                                              A-1         3,000,000
               ----------------------------------------------------------
 2,200,000     New Hampshire Higher Educational & Health Facilities
               Authority Weekly VRDNs (Colby Sawyer College
               Issue)/(Baybank, Burlington, MA LOC)                          A-2         2,200,000
               ----------------------------------------------------------
 2,000,000     Portsmouth, N.H., 4.75% TANs, 12/29/1995                     NR(3)        2,000,754
               ----------------------------------------------------------              -----------
               Total                                                                     9,888,531
               ----------------------------------------------------------              -----------
               NEW YORK--2.9%
               ----------------------------------------------------------
 2,000,000     Brentwood Union Free School District, NY, 4.375% TANs,
               6/28/1996                                                    NR(4)        2,003,024
               ----------------------------------------------------------              -----------
               NORTH CAROLINA--2.9%
               ----------------------------------------------------------
 1,000,000     Richmond County, NC Industrial Facilities & Pollution
               Control, (Series 1991) Weekly VRDNs (Bibb
               Company)/(Citibank NA, New York LOC)                          A-1         1,000,000
               ----------------------------------------------------------



MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------     ----------------------------------------------------------   -------    -----------
SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------
               NORTH CAROLINA--CONTINUED
               ----------------------------------------------------------
$1,000,000     Wilson County, NC PCA, (Series 1994) Weekly VRDNs
               (Granutec, Inc.)/(Branch Banking & Trust Co., Wilson LOC)     P-1       $ 1,000,000
               ----------------------------------------------------------              -----------
               Total                                                                     2,000,000
               ----------------------------------------------------------              -----------
               NORTH DAKOTA--3.1%
               ----------------------------------------------------------
 2,175,000     Fargo, ND, Variable Rate Demand IDRB (Series 1994) Weekly
               VRDNs (Pan-O-Gold Baking Co. Project)/(Norwest Bank
               Minnesota, Minneapolis LOC)                                   A-1+        2,175,000
               ----------------------------------------------------------              -----------
               OKLAHOMA--2.9%
               ----------------------------------------------------------
 2,000,000     Southeastern Oklahoma Industries Authority Weekly VRDNs
               (Weyerhaeuser Co.)                                            A-1         2,000,000
               ----------------------------------------------------------              -----------
               PENNSYLVANIA--0.9%
               ----------------------------------------------------------
   600,000     Pennsylvania Education Development Authority Weekly VRDNs
               (Respironics, Inc.)/(PNC Bank, N.A. LOC)                      P-1           600,000
               ----------------------------------------------------------              -----------
               SOUTH DAKOTA--1.4%
               ----------------------------------------------------------
 1,000,000     South Dakota Housing Development Authority, Homeownership
               Mortgage Bonds (Series 1995E), 4.05% TOBs, Mandatory
               Tender 10/24/1996                                             A-1+        1,000,000
               ----------------------------------------------------------              -----------
               TENNESSEE--2.2%
               ----------------------------------------------------------
 1,000,000     Cocke County, TN IDB Weekly VRDNs (GLI, Inc.)/(Sanwa Bank
               Ltd., Osaka LOC)                                              P-1         1,000,000
               ----------------------------------------------------------
   500,000     Paris, TN, IDB Weekly VRDNs (Plumley-Marugo Limited)/ (PNC
               Bank, Kentucky LOC)                                           A-1           500,000
               ----------------------------------------------------------              -----------
               Total                                                                     1,500,000
               ----------------------------------------------------------              -----------
               UTAH--1.7%
               ----------------------------------------------------------
 1,145,000     Utah State HFA, (Series 1988A), 4.25% TOBs (Meridian Bank,
               Reading, PA LIQ), Optional Tender 1/1/1996                   NR(2)        1,145,000
               ----------------------------------------------------------              -----------
               VIRGINIA--6.6%
               ----------------------------------------------------------
 2,200,000     Campbell County, VA IDA, Solid Waste Disposal Facilities
               Revenue ACES Weekly VRDNs (Georgia-Pacific Corp.)/
               (Industrial Bank of Japan Ltd., Tokyo LOC)                    A-1         2,200,000
               ----------------------------------------------------------



MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------     ----------------------------------------------------------   -------    -----------
SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------
               VIRGINIA--CONTINUED
               ----------------------------------------------------------
$2,400,000     Richmond, VA Redevelopment & Housing Authority, (Series
               B-1) Weekly VRDNs (Richmond, VA Red Tobacco
               Row)/(Westdeutsche Landesbank Girozentrale LOC)              VMIG1      $ 2,400,000
               ----------------------------------------------------------              -----------
               Total                                                                     4,600,000
               ----------------------------------------------------------              -----------
               WASHINGTON--1.2%
               ----------------------------------------------------------
   860,000     Washington State Housing Finance Commission, (1995 Series
               1A-S), 4.10% TOBs (FGIC INS), Mandatory Tender 6/1/1996       A-1+          860,000
               ----------------------------------------------------------              -----------
               WISCONSIN--12.9%
               ----------------------------------------------------------
 2,850,000     Germantown, WI, IDA Weekly VRDNs (Zenith Sintered
               Products, Inc.)/(Bank One, Milwaukee, WI N.A. LOC)            P-1         2,850,000
               ----------------------------------------------------------
 2,000,000     Plymouth, WI IDB Weekly VRDNs (Great Lakes Cheese)/
               (Rabobank Nederland, Utrecht LOC)                             A-1+        2,000,000
               ----------------------------------------------------------
 2,250,000     Portage, WI, Adjustable Rate IDRB (Series 1994) Weekly
               VRDNs (Portage Industries Corporation Project)/(Bank One,
               Milwaukee, WI N.A. LOC)                                       A-1+        2,250,000
               ----------------------------------------------------------
 1,820,000     (b)Wisconsin Housing & Economic Development Authority,
               (Series B), 4.55% TOBs (FSA INS)/(Meridian Bank, Reading,
               PA LIQ), Optional Tender 3/1/1996                            NR(1)        1,820,000
               ----------------------------------------------------------              -----------
               Total                                                                     8,920,000
               ----------------------------------------------------------              -----------
               WYOMING--2.6%
               ----------------------------------------------------------
 1,775,000     Wyoming Community Development Authority, (Series 1987 E),
               4.05% TOBs (First National Bank of Chicago LIQ), Optional
               Tender 12/1/1995                                             NR(2)        1,775,000
               ----------------------------------------------------------              -----------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(A)                                $69,741,555
               ----------------------------------------------------------              -----------


(a) Also represents cost for federal tax purposes.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, this security amounted to $1,820,000 which represents 2.6% of net assets.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

Note: The categories of investments are shown as a percentage of net assets
      ($69,251,416) at November 30, 1995.


MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

ACES   -- Adjustable Convertible Extendable Securities
BANs   -- Bond Anticipation Notes
CP     -- Commercial Paper
EDRB   -- Economic Development Revenue Bonds
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assurance
GTD    -- Guaranty
HDA    -- Hospital Development Authority
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Bond
IDR    -- Industrial Development Revenue
IDRB   -- Industrial Development Revenue Bond
INS    -- Insured
LIQ    -- Liquidity Agreement
LOC    -- Letter of Credit
PCA    -- Pollution Control Authority
PCR    -- Pollution Control Revenue
TANs   -- Tax Anticipation Notes
TOBs   -- Tender Option Bonds
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES II
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                         $69,741,555
---------------------------------------------------------------------------------
Cash                                                                                      99,373
---------------------------------------------------------------------------------
Income receivable                                                                        561,500
---------------------------------------------------------------------------------
Deferred expenses                                                                         14,739
---------------------------------------------------------------------------------    -----------
     Total assets                                                                     70,417,167
---------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------
Payable for investments purchased                                      $1,000,000
--------------------------------------------------------------------
Income distribution payable                                               125,146
--------------------------------------------------------------------
Accrued expenses                                                           40,605
--------------------------------------------------------------------   ----------
     Total liabilities                                                                 1,165,751
---------------------------------------------------------------------------------    -----------
Net Assets for 69,251,416 shares outstanding                                         $69,251,416
---------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
($69,251,416 / 69,251,416 shares outstanding)                                              $1.00
---------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES II
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $1,519,285
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                 $ 186,969
---------------------------------------------------------------------
Administrative personnel and services fee                                  62,500
---------------------------------------------------------------------
Custodian fees                                                             11,592
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   15,331
---------------------------------------------------------------------
Directors'/Trustees' fees                                                   2,562
---------------------------------------------------------------------
Auditing fees                                                               3,477
---------------------------------------------------------------------
Legal fees                                                                  5,490
---------------------------------------------------------------------
Portfolio accounting fees                                                  22,811
---------------------------------------------------------------------
Distribution services fee                                                  74,788
---------------------------------------------------------------------
Share registration costs                                                   21,228
---------------------------------------------------------------------
Printing and postage                                                        4,941
---------------------------------------------------------------------
Insurance premiums                                                          2,745
---------------------------------------------------------------------
Miscellaneous                                                               7,869
---------------------------------------------------------------------   ---------
     Total expenses                                                       422,303
---------------------------------------------------------------------
Deduct--Waiver of investment advisory fee                                (125,246)
---------------------------------------------------------------------   ---------
     Net expenses                                                                       297,057
---------------------------------------------------------------------------------    ----------
          Net investment income                                                      $1,222,228
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES II
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                              (UNAUDITED)        YEAR ENDED
                                                           NOVEMBER 30, 1995    MAY 31, 1995
                                                           -----------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------
OPERATIONS--
--------------------------------------------------------
Net investment income                                        $   1,222,228      $  2,728,174
--------------------------------------------------------   -----------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------
Distributions from net investment income                        (1,222,228)       (2,728,174)
--------------------------------------------------------   -----------------    ------------
SHARE TRANSACTIONS--
--------------------------------------------------------
Proceeds from sale of shares                                   195,847,343       627,259,519
--------------------------------------------------------
Net asset value of shares issued to shareholders in
  payment of distributions declared                                903,939         2,143,218
--------------------------------------------------------
Cost of shares redeemed                                       (195,111,100)     (693,561,189)
--------------------------------------------------------   -----------------    ------------
     Change in net assets resulting from share
       transactions                                              1,640,182       (64,158,452)
--------------------------------------------------------   -----------------    ------------
          Change in net assets                                   1,640,182       (64,158,452)
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
Beginning of period                                             67,611,234       131,769,686
--------------------------------------------------------   -----------------    ------------
End of period                                                $  69,251,416      $ 67,611,234
--------------------------------------------------------   -----------------    ------------


(See Notes which are an integral part of the Financial Statements)



MUNICIPAL CASH SERIES II
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS
                                               ENDED
                                            (UNAUDITED)                 YEAR ENDED MAY 31, 1995
                                            NOVEMBER 30,   -------------------------------------------------
                                                1995        1995       1994       1993      1992     1991(A)
                                            ------------   -------   --------   --------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00       $1.00     $ 1.00     $ 1.00     $1.00     $1.00
------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------
  Net investment income                          0.02        0.03       0.02       0.02      0.04      0.01
------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------
  Distributions from net investment income      (0.02)      (0.03)     (0.02)     (0.02)    (0.04)    (0.01)
------------------------------------------   --------      ------     ------     ------    ------    ------
NET ASSET VALUE, END OF PERIOD                 $ 1.00       $1.00     $ 1.00     $ 1.00     $1.00     $1.00
------------------------------------------   --------      ------     ------     ------    ------    ------
TOTAL RETURN(B)                                  1.65%       3.02%      1.99%      2.29%     3.72%     1.19%
------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------
  Expenses                                       0.79%*      0.79%      0.79%      0.77%     0.74%     0.47%*
------------------------------------------
  Net investment income                          3.26%*      2.91%      1.97%      2.23%     3.56%     4.68%*
------------------------------------------
  Expense waiver/reimbursement(c)                0.33%*      0.23%      0.28%      0.50%     0.50%     0.39%*
------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------
  Net assets, end of period (000 omitted)        $69,251   $67,611   $131,770   $104,563   $65,628   $34,048
------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from February 13, 1991 (date of initial public investment) to May 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES II
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two portfolios, one diversified and one non-diversified. The financial statements presented herein present only those of Municipal Cash Series II (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary


MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

     market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Additional information on the restricted security held at November 30, 1995 is as follows:

                         SECURITY                        ACQUISITION DATE    ACQUISITION COST
    --------------------------------------------------   ----------------    ----------------
    Wisconsin Housing & Economic Development Authority
      (Series B)                                             9/1/1995           $1,820,000


     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1995, capital paid-in aggregated $69,251,416.

Transactions in shares were as follows:

                                                            SIX MONTHS ENDED      YEAR ENDED
                                                            NOVEMBER 30, 1995    MAY 31, 1995
---------------------------------------------------------   -----------------    ------------
Shares sold                                                     195,847,343      627,259,519
---------------------------------------------------------
Shares issued to shareholders in payment of dividends
declared                                                            903,939        2,143,218
---------------------------------------------------------
Shares redeemed                                                (195,111,100)     (693,561,189)
---------------------------------------------------------   ---------------      ------------
  Net change resulting from share transactions                    1,640,182       (64,158,452)
---------------------------------------------------------   ---------------      ------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


MUNICIPAL CASH SERIES II
--------------------------------------------------------------------------------

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .20 of 1% of the average daily net assets of the Fund, annually, to reimburse FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Start up administrative service expenses ($82,502) were initially borne by the Adviser. The Fund has agreed to reimburse the Adviser at an annual rate of average daily net assets and .01 of 1% of average daily net assets for start-up administrative expenses until expenses initially borne by the Adviser are fully reimbursed or the expiration of five years after April 24, 1991 (date the Fund first became effective), whichever occurs earlier. For the six months ended November 30, 1995, the Fund paid $3,756 pursuant to this agreement.

INTERFUND TRANSACTIONS--During the year ended November 30, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $103,035,000 and $104,355,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

DIRECTORS                                       OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                  Chairman
John T. Conroy, Jr.                             Richard B. Fisher
William J. Copeland                               President
J. Christopher Donahue                          J. Christopher Donahue
James E. Dowd                                     Executive Vice President
Lawrence D. Ellis, M.D.                         Edward C. Gonzales
Edward L. Flaherty, Jr.                           Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                   Executive Vice President and Secretary
John E. Murray, Jr.                             David M. Taylor
Wesley W. Posvar                                  Treasurer
Marjorie P. Smuts                               Charles H. Field
                                                 Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.



--------------------------------------------------------------------------------

                                                                       MUNICIPAL
--------------------------------------------------------------------------------

                                                                            CASH
--------------------------------------------------------------------------------

                                                                       SERIES II
--------------------------------------------------------------------------------
                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               NOVEMBER 30, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      CUSIP 147552103
      1121604 (1/96)

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Treasury Cash Series II, which covers the six-month period ended November 30, 1995. The Report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, Treasury Cash Series II helped its shareholders earn a total of $0.03 in dividends per share on their ready cash--while offering the advantages of daily liquidity and stability of principal.* Assets reached $388.1 million at the period's end.

At the end of the reporting period, 80.4% of the fund's assets was invested in repurchase agreements backed by U.S. government securities because these securities offered yield advantage over many direct government securities. The remainder of the fund's assets was invested in direct U.S. Treasury bills and notes.

Thank you for choosing Treasury Cash Series II as a convenient way to put your cash to work pursuing income from U.S. Treasury obligations. Please contact your investment representative if you have any questions about your investment.

Sincerely,

LOGO
Richard B. Fisher
President
January 15, 1996

* Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. Investments in mutual funds are neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Treasury Cash Series II is invested in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. The fund is rated AAAm by Standard & Poor's Ratings Group and Aaa by Moody's Investors Service, Inc.*

Over the six months ended November 30, 1995, the Federal Reserve Board ("the Fed") reversed course in monetary policy, lowering the Federal funds target rate by 25 basis points in early July from 6.00% to 5.75%. This easing in monetary policy came on the heels of seven consecutive tightenings from February 1994 to February 1995, which brought the Federal funds target rate from 3.0% to 6.0%. The Fed cited receding inflationary pressures as the reason for the ease, although weak economic reports in the second quarter of 1995 were also thought to have had an influence.

Short-term interest rates led the Fed move downward. The rate on the three-month Treasury bill declined by 30 basis points over the reporting period, from 5.8% to 5.5%. The front end of the yield curve inverted over the period, with the one-year Treasury bill trading 12 basis points below the three-month Treasury bill at the end of November. This change in shape was a result of growing market expectations of additional Fed easing in the not too distant future. Shortly after the end of the reporting period--at its Federal Open Market Committee Meeting on December 19, 1995--the Fed confirmed market expectations by voting to ease monetary policy slightly, reducing the Fed funds target rate from 5.75% to 5.5%. The Fed again cited a better-than-expected outlook for inflation as the driving force behind the move.

Over the reporting period, the market was also influenced by the ongoing budget negotiations in Washington. The Treasury auction schedule was disrupted in late October and early November as the debt ceiling was temporarily reached. Currently, the Federal government is experiencing its second partial shutdown since the negotiations began, as Congress and the White House appear to have reached an impasse. Nevertheless, expectations of a positive outcome toward credible deficit reduction resulting from the talks have been priced into the market.

Recently, the fund has been managed with a 40 to 50 day average maturity target range, a moderately bullish stance in anticipation of further gradual eases by the Fed. Due to larger inflows of cash, however, the average maturity of the fund has fallen below that target range. In spite of third quarter Gross Domestic Product growth at 4.2%, recent data on the economy has been somewhat mixed, with the retail and manufacturing sectors relatively sluggish. Fourth quarter growth is expected to have been closer to the 2 1/2% rate of growth considered by many to be non-inflationary. With monetary policy still considered by many to be slightly restrictive, we would expect to see another slight easing in the Federal funds target rate by the end of the first quarter.

The fund structure continued to be barbelled in nature, and maximized performance through ongoing relative value analysis. As a yield advantage continued to exist for investments in repurchase agreements versus direct investments in short-term Treasury securities, a substantial percentage of the fund's investments remained in repurchase agreements. The fund continued to combine attractive yields from repurchase agreements collateralized by U.S. Treasury securities with purchases of Treasury securities with six to thirteen month maturities.

* These ratings are obtained after Standard & Poor's Ratings Group evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's Ratings Group monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's Investors Service, Inc. are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.


TREASURY CASH SERIES II

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
SHORT-TERM U.S. TREASURY OBLIGATIONS--19.8%
----------------------------------------------------------------------------------
               (A) U.S. TREASURY BILLS--13.6%
                   ---------------------------------------------------------------
$54,000,000        5.51%-5.67%, 12/21/1995-7/25/1996                                 $ 52,813,462
                   ---------------------------------------------------------------   ------------
                   U.S. TREASURY NOTES--6.2%
                   ---------------------------------------------------------------
 24,000,000        4.625%-9.375%, 1/15/1996-9/30/1996                                  24,187,501
                   ---------------------------------------------------------------   ------------
                   TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                          77,000,963
                   ---------------------------------------------------------------   ------------
(B)REPURCHASE AGREEMENTS--80.4%
----------------------------------------------------------------------------------
 15,000,000        BT Securities Corporation, 5.92%, dated 11/30/1995, due
                   12/1/1995                                                           15,000,000
                   ---------------------------------------------------------------
 36,000,000        BZW Securities, Inc., 5.93%, dated 11/30/1995, due 12/1/1995        36,000,000
                   ---------------------------------------------------------------
 15,000,000        Bear, Stearns and Co., Inc., 5.90%, dated 11/30/1995, due
                   12/1/1995                                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        Chemical Securities, Inc., 5.90%, dated 11/30/1995, due
                   12/1/1995                                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        Daiwa Securities America, Inc., 5.90%, dated 11/30/1995, due
                   12/1/1995                                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        Deutsche Bank Government Securities, Inc., 5.93%, dated
                   11/30/1995, due 12/1/1995                                           15,000,000
                   ---------------------------------------------------------------
  4,000,000    (c) Donaldson, Lufkin and Jenrette Securities Corp., 5.70%, dated
                   10/18/1995, due 12/18/1995                                           4,000,000
                   ---------------------------------------------------------------
 10,000,000        Donaldson, Lufkin and Jenrette Securities Corp., 5.90%, dated
                   11/30/1995, due 12/1/1995                                           10,000,000
                   ---------------------------------------------------------------
 15,000,000        Dresdner Securities (USA), Inc., 5.90%, dated 11/30/1995, due
                   12/1/1995                                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        First Chicago Capital Markets, Inc., 5.90%, dated 11/30/1995,
                   due 12/1/1995                                                       15,000,000
                   ---------------------------------------------------------------
 15,000,000        Fuji Government Securities, Inc., 5.93%, dated 11/30/1995, due
                   12/1/1995                                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        HSBC Securities, Inc., 5.93%, dated 11/30/1995, due 12/1/1995       15,000,000
                   ---------------------------------------------------------------
 15,000,000        Harris Government Securities, Inc., 5.93%, dated 11/30/1995,
                   due 12/1/1995                                                       15,000,000
                   ---------------------------------------------------------------



TREASURY CASH SERIES II
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
(B)REPURCHASE AGREEMENTS--CONTINUED
----------------------------------------------------------------------------------
$10,000,000        J.P. Morgan Securities, Inc., 5.93%, dated 11/30/1995, due
                   12/1/1995                                                         $ 10,000,000
                   ---------------------------------------------------------------
 15,000,000        National Westminster USA, 5.90%, dated 11/30/1995, due
                   12/1/1995                                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        NationsBank of North Carolina-Charlotte, 5.92%, dated
                   11/30/1995, due 12/1/1995                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000    (c) Nikko Securities Co. International, Inc., 5.90%, dated
                   11/30/1995, due 12/14/1995                                          15,000,000
                   ---------------------------------------------------------------
 15,000,000        Sanwa-BGK Securities Co., L.P., 5.90%, dated 11/30/1995, due
                   12/1/1995                                                           15,000,000
                   ---------------------------------------------------------------
 12,000,000    (c) Swiss Bank Corp., New York, 5.71%, dated 11/24/1995, due
                   1/23/1996                                                           12,000,000
                   ---------------------------------------------------------------
 15,000,000        Swiss Bank Corp., New York, 5.92%, dated 11/30/1995, due
                   12/1/1995                                                           15,000,000
                   ---------------------------------------------------------------
 15,000,000        UBS Securities, Inc., 5.92%, dated 11/30/1995, due 12/1/1995        15,000,000
                   ---------------------------------------------------------------   ------------
                   TOTAL REPURCHASE AGREEMENTS                                        312,000,000
                   ---------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS, AT AMORTIZED COST)(D)                          $389,000,963
                   ---------------------------------------------------------------   ------------


(a) Each issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($388,111,049) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES II
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                $312,000,000
-----------------------------------------------------------------
Investments in securities                                             77,000,963
-----------------------------------------------------------------   ------------
     Total investments in securities, at amortized cost and value                   $389,000,963
--------------------------------------------------------------------------------
Cash                                                                                     148,026
--------------------------------------------------------------------------------
Income receivable                                                                        537,667
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    389,686,656
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                            1,454,662
-----------------------------------------------------------------
Accrued expenses                                                         120,945
-----------------------------------------------------------------   ------------
     Total liabilities                                                                 1,575,607
--------------------------------------------------------------------------------    ------------
Net Assets for 388,111,049 shares outstanding                                       $388,111,049
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
($388,111,049 / 388,111,049 shares outstanding)                                            $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES II
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------
Interest                                                                              $9,017,357
----------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------
Investment advisory fee                                                 $  759,002
---------------------------------------------------------------------
Administrative personnel and services fee                                  114,913
---------------------------------------------------------------------
Custodian fees                                                              36,931
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                    20,372
---------------------------------------------------------------------
Directors'/Trustees' fees                                                    3,378
---------------------------------------------------------------------
Auditing fees                                                                6,743
---------------------------------------------------------------------
Legal fees                                                                   3,042
---------------------------------------------------------------------
Portfolio accounting fees                                                   38,208
---------------------------------------------------------------------
Distribution services fee                                                  292,975
---------------------------------------------------------------------
Share registration costs                                                    11,601
---------------------------------------------------------------------
Printing and postage                                                         3,083
---------------------------------------------------------------------
Insurance premiums                                                           3,858
---------------------------------------------------------------------
Taxes                                                                          366
---------------------------------------------------------------------
Miscellaneous                                                                2,071
---------------------------------------------------------------------   ----------
     Total expenses                                                      1,296,543
---------------------------------------------------------------------   ----------
          Net investment income                                                       $7,720,814
----------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES II
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                             (UNAUDITED)         YEAR ENDED
                                                          NOVEMBER 30, 1995     MAY 31, 1995
                                                          ------------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------
OPERATIONS--
-------------------------------------------------------
Net investment income                                       $    7,720,814      $ 10,341,623
-------------------------------------------------------   -----------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------
Distributions from net investment income                        (7,720,814)      (10,341,623)
-------------------------------------------------------   -----------------     ------------
SHARE TRANSACTIONS--
-------------------------------------------------------
Proceeds from sale of shares                                   535,035,828       677,897,145
-------------------------------------------------------
Net asset value of shares issued to shareholders in
  payment of distributions declared                              4,649,026         7,311,204
-------------------------------------------------------
Cost of shares redeemed                                       (395,224,387)     (671,440,119)
-------------------------------------------------------   -----------------     ------------
     Change in net assets resulting from share
       transactions                                            144,460,467        13,768,230
-------------------------------------------------------   -----------------     ------------
          Change in net assets                                 144,460,467        13,768,230
-------------------------------------------------------
NET ASSETS:
-------------------------------------------------------
Beginning of period                                            243,650,582       229,882,352
-------------------------------------------------------   -----------------     ------------
End of period                                               $  388,111,049      $243,650,582
-------------------------------------------------------   -----------------     ------------


(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES II

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                            ENDED                          YEAR ENDED MAY 31,
                                        NOVEMBER 30,     -------------------------------------------------------
                                            1995           1995        1994        1993        1992      1991(A)
                                        -------------    --------    --------    --------    --------    -------
NET ASSET VALUE, BEGINNING OF PERIOD          $1.00         $1.00       $1.00       $1.00       $1.00     $1.00
-------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------
  Net investment income                        0.03          0.04        0.02        0.03        0.04      0.02
-------------------------------------
LESS DISTRIBUTIONS
-------------------------------------
  Distributions from net investment
  income                                      (0.03)        (0.04)      (0.02)      (0.03)      (0.04)    (0.02)
-------------------------------------        ------          ----        ----        ----        ----     -----
NET ASSET VALUE, END OF PERIOD                $1.00         $1.00       $1.00       $1.00       $1.00     $1.00
-------------------------------------        ------          ----        ----        ----        ----     -----
TOTAL RETURN(B)                                2.57%         4.47%       2.47%       2.64%       4.41%     2.06%
-------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------
  Expenses                                     0.85%*        0.88%       0.89%       0.78%       0.73%     0.47%*
-------------------------------------
  Net investment income                        5.09%*        4.40%       2.42%       2.55%       4.34%     5.71%*
-------------------------------------
  Expense waiver/reimbursement(c)              0.00%*        0.00%       0.05%       0.19%       0.57%     0.37%*
-------------------------------------
SUPPLEMENTAL DATA
-------------------------------------
  Net assets, end of period (000
  omitted)                                 $388,111      $243,651    $229,882    $310,648    $104,371    $70,798
-------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from February 9, 1991 (date of initial public investment) to May 31, 1991.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES II
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios, one diversified and one non-diversified. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

TREASURY CASH SERIES II
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1995, capital paid-in aggregated $388,111,049.

Transactions in shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                         NOVEMBER 30, 1995      MAY 31, 1995
------------------------------------------------------   ------------------     ------------
Shares sold                                                  535,035,828        677,897,145
------------------------------------------------------
Shares issued to shareholders in payment of
  distributions declared                                       4,649,026          7,311,204
------------------------------------------------------
Shares redeemed                                             (395,224,387)      (671,440,119)
------------------------------------------------------   ---------------       ------------
     Net change resulting from share transactions            144,460,467         13,768,230
------------------------------------------------------   ---------------       ------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .50 of 1% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to


TREASURY CASH SERIES II
--------------------------------------------------------------------------------

result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .20 of 1% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

DIRECTORS                                       OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                  Chairman
John T. Conroy, Jr.                             Richard B. Fisher
William J. Copeland                               President
J. Christopher Donahue                          J. Christopher Donahue
James E. Dowd                                     Executive Vice President
Lawrence D. Ellis, M.D.                         Edward C. Gonzales
Edward L. Flaherty, Jr.                           Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                   Executive Vice President and Secretary
John E. Murray, Jr.                             David M. Taylor
Wesley W. Posvar                                  Treasurer
Marjorie P. Smuts                               Charles H. Field
                                                  Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.



--------------------------------------------------------------------------------

                                                                        TREASURY
--------------------------------------------------------------------------------

                                                                            CASH
--------------------------------------------------------------------------------

                                                                       SERIES II
--------------------------------------------------------------------------------
                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               NOVEMBER 30, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      CUSIP 147552301
      1121606 (1/96)

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------